FINANCIAL RISK MANAGEMENT ACTIVITIES -Narrative (Details) $ in Millions		1 Months Ended		12 Months Ended	84 Months Ended
	Feb. 12, 2020 oz	Feb. 29, 2020 $ / bbl bbl	Jan. 31, 2020 oz $ / oz	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of other provisions [line items]
Total assets				$ 7,672,000,000			$ 6,863,000,000	$ 6,643,000,000
Environmental obligations | Iduapriem
Disclosure of other provisions [line items]
Carrying value of liability				54,000,000
Cash component of bond				10,000,000
Bond guarantees issued by banks				37,000,000
Environmental obligations | Obuasi mine
Disclosure of other provisions [line items]
Carrying value of liability				205,000,000
Cash component of bond				21,000,000
Bond guarantees issued by banks				30,000,000
Environmental obligations | Obuasi mine | Stanbic Bank Ghana Limited
Disclosure of other provisions [line items]
Bond guarantees issued by banks				20,000,000
Environmental obligations | Obuasi mine | United Bank for Africa Ghana Limited
Disclosure of other provisions [line items]
Bond guarantees issued by banks				10,000,000
Australia | Environmental obligations
Disclosure of other provisions [line items]
Payments to environment fund					$ 8.0
Carrying value of liability						$ 144.0
Gold, February 2020 to December 2020 | Argentina
Disclosure of other provisions [line items]
Annual gold production (in ounces) | oz			130,900
Option strike price (in USD per ounce) | $ / oz			1,500
Average option strike price (in USD per ounce) | $ / oz			1,701.34
Losses on change in fair value of derivatives				14,000,000
Brent Crude Oil, February 2020 to December 2020
Disclosure of other provisions [line items]
Option strike price (in USD per ounce) | $ / bbl		45
Average option strike price (in USD per ounce) | $ / bbl		65
Commodity contract, oil | bbl		342,000
Brent Crude Oil, March 2020 to December 2020
Disclosure of other provisions [line items]
Option strike price (in USD per ounce) | $ / bbl		44.50
Commodity contract, oil | bbl		622,000
Brent crude oil
Disclosure of other provisions [line items]
Losses on change in fair value of derivatives				5,000,000
Deferred compensation asset
Disclosure of other provisions [line items]
Total assets				28,000,000
Deferred compensation asset | Level 3
Disclosure of other provisions [line items]
Total assets				28,000,000
Increase in asset due to a 10% increase in weighted number of ounces				3,000,000
Decrease in asset due to a 10% decrease in weighted number of ounces				$ 3,000,000
South African assets | Discontinued operations
Disclosure of other provisions [line items]
Portion of consideration received consisting of deferred consideration, above production threshold (in USD per ounce) | oz	260
Consideration receivable, initial production threshold (in ounces) | oz	250,000
Portion of consideration received consisting of deferred consideration, below datum of current infrastructure (in USD per ounce) | oz	20
Transaction date ounces of reserves (in ounces) | oz	8,530,000